Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Option Activity and Related Information
A summary of the Company’s stock option activity and related information is as follows:

		Weighted Average
	Stock Options	Exercise Price Per Share ($)	Remaining Contractual Term (in years)	Aggregate Intrinsic Value ($ thousands)
Outstanding at January 1, 2017	3,747,268	19.06
Granted	—	—
Forfeited	(442,138)	20.30
Exercised	(1,112,423)	17.21
Expired	—	—
Outstanding at December 31, 2017	2,192,707	19.76	1.97

At December 31, 2017:
Vested and expected to vest	2,192,707	19.76	1.97	14,811
Exercisable	1,942,707	20.30	0.49	12,066

Schedule of Key Inputs and Assumptions in Stock Option Valuation Models
The weighted average grant date fair value of stock options granted during 2015 was $2.31 per share.

2015
Valuation model	Monte Carlo
Exercise price ($)	15.53
Expected option term (in years)	2.38
Expected volatility of the Company’s stock (%)	35.00
Risk-free interest rate (%)	1.06
Dividend yield (%)	5.15

Summary of Stock Award Activity and Related Information
A summary of the Company’s stock award activity and related information is as follows:

	PSUs	Weighted Average Grant Date Fair Value ($)	RSUs	Weighted Average Grant Date Fair Value ($)
Nonvested at January 1, 2017	4,321,197	15.04	117,551	19.14
Granted	1,723,730	17.74	117,745	21.12
Vested	(1,329,031)	10.65	(129,073)	19.41
Forfeited	(632,397)	16.55	—	—
Nonvested at December 31, 2017	4,083,499	16.35	106,223	21.00

At December 31, 2017:
Unrecognized cost for nonvested awards ($ thousands)	375		878
Weighted average future recognition period (in years)	0.29		0.39

Schedule of Fair Value of Stock Awards Granted Including Weighted Average Grant Date Fair Value
Details of the grants are as follows:

	2017	2016	2015
PSUs granted during the year	1,723,730	1,788,050	2,204,963
Weighted average grant date fair value ($)	17.74	21.08	7.58

RSUs granted during the year	117,745	117,551	1,538,583
Weighted average grant date fair value ($)	21.12	19.14	19.52

Schedule of Stock-Based Compensation Expense
Total compensation cost for the Company’s stock-based compensation plans is recorded based on the employees’ respective functions as detailed below.

	For the year ended December 31,
($ thousands)	2017	2016	2015
Cost of services	26	1,302	602
Cost of product sales	(8)	330	675
Selling, general and administrative	4,628	22,304	15,700
Research and development	58	2,410	4,223
	4,704	26,346	21,200
Transaction (income) expense, net	—	—	14,867
Stock-based compensation expense before income taxes	4,704	26,346	36,067
Income tax benefit	975	7,846	15,349
Total stock-based compensation, net of tax	3,729	18,500	20,718